Insurance and reinsurance contracts - Reinsurance contract liabilities - expected cash flows (discounted) (Details) - RI - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 640	$ 536	$ 1,151
Including Joint Ventures And Associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	673	558	1,179
Best estimate liabilities (BEL)
Insurance/Reinsurance contracts - expected recognition
Liabilities	562	423	1,182
Best estimate liabilities (BEL) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	103	136
Best estimate liabilities (BEL) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	104	68
Best estimate liabilities (BEL) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	60	30
Best estimate liabilities (BEL) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	51	4
Best estimate liabilities (BEL) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	45	4
Best estimate liabilities (BEL) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	111	20
Best estimate liabilities (BEL) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	14	8
Best estimate liabilities (BEL) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(8)	(6)
Best estimate liabilities (BEL) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	82	159
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	56	38
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	18	11
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1)	(1)
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1)	(1)
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	0	(1)
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	0	(1)
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1)	(1)
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	1	1
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4	3
Best estimate liabilities (BEL) | Group Share Relating To Jvs And Associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	36	28
Best estimate liabilities (BEL) | Including Joint Ventures And Associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	618	461	$ 1,222
Best estimate liabilities (BEL) | Including Joint Ventures And Associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	121	147
Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	103	67
Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	59	29
Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	51	3
Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	45	3
Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	110	19
Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	15	9
Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(4)	(3)
Best estimate liabilities (BEL) | Including Joint Ventures And Associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 118	$ 187